Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Critical accounting estimates and judgments
Critical accounting estimates and judgments
The preparation of financial statements in conformity with IFRS requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Although these estimates are based on management's best knowledge of current events and actions, actual results ultimately may differ from those estimates. IFRS also requires management to exercise its judgment in the process of applying the Company's accounting policies.
The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are as follows:
(a)    Assumed contingent obligation
The Company has a material obligation for the future payment of royalties and milestones associated with contractual obligations on ensifentrine, a development product acquired as part of the acquisition of Rhinopharma. The estimation of the fair value of the assumed contingent obligation on acquisition requires the selection of an appropriate valuation model, consideration as to the inputs necessary for the valuation model chosen, the estimation of the likelihood that the regulatory approval milestone will be achieved and estimates of the future cash flows and their timing (for further detail see note 17). The estimates for the assumed contingent obligation are based on a discounted cash flow model. Key estimates included in the fair value calculation of deferred consideration are:

▪	development, regulatory and marketing risks associated with progressing the product to market approval in key target territories;

▪	market size and product acceptance by clinicians, patients and reimbursement bodies;

▪	gross and net selling price;

▪	costs of manufacturing, product distribution and marketing support;

▪	launch of competitive products; and

▪	discount rate and time to crystallization of contingent consideration.

When there is a change in the expected cash flows, the assumed contingent obligation is re-measured with the change in value going through the Consolidated Statement of Comprehensive Income. Cash flow estimates are revised when the probability of success changes. The assumed contingent obligation is measured at amortized cost with the discount unwinding in the Consolidated Statement of Comprehensive Income throughout the year. Actual outcomes could differ significantly from the estimates made.
The value of the assumed contingent obligation as of December 31, 2018 amounted to £1.0 million. (2017: £0.9 million). The increase in value of the assumed contingent obligation during 2018 amounted to £0.1 million (2017: £0.1 million) and the movement relates to unwinding the discount on the liability and retranslating for changes in U.S. dollar exchange rates. The expense relating to the unwinding of the discount was recorded in finance expense. There was no change in the year to the probability of success and consequently cash flow estimates were not revised.
The discount percentage applied is 12%.
(b)    Valuation of the July 2016 warrants
Pursuant to the July 2016 Placement, the Company issued 31,115,926 units to new and existing investors at the placing price of £1.4365 per unit. Each unit comprises one ordinary share and one warrant. The warrants entitle the investors to subscribe for in aggregate a maximum of 12,401,262 ordinary shares.
In accordance with IAS 32 and the Company’s accounting policy, as disclosed in note 2.15, the Company classified the warrants as a derivative financial liability to be presented on the Company's Consolidated Statement of Financial Position.
The fair value of these warrants is determined by applying the Black-Scholes model. Assumptions are made on inputs such as time to maturity, the share price, volatility and risk free rate in order to determine the fair value per warrant. For further details see note 17.
(c)    Recognition of research and development expenditure
The Company incurs research and development expenditure from third parties. The Company recognizes this expenditure in line with the management’s best estimation of the stage of completion of each research and development project. This includes the calculation of accrued costs at each period end to account for expenditure that has been incurred. This requires management to estimate full costs to complete for each project and also to estimate its current stage of completion. Costs relating to clinical research organization expenses in the year were £14.0 million. The related accruals and prepayments were £3.4 million and £0.7 million, respectively.
(d)    Transaction costs related to the Global Offering
In 2017, the Company incurred various transaction costs relating to the Global Offering, including commissions, professional advisor fees, financial advice, listing fees and other costs. When management judged them to be incremental costs directly attributable to the transaction they were accounted for as a deduction from equity. Otherwise the costs were expensed to the Consolidated Income Statement as incurred.